Fees Summary	Feb. 10, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	*Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on February 6, 2025.
Narrative - Max Aggregate Offering Amount	37,790,800
Final Prospectus	true